Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Apr. 06, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2018